ADOPTION OF NEW ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2019
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
ADOPTION OF NEW ACCOUNTING STANDARDS
5. ADOPTION OF NEW ACCOUNTING STANDARDS

Adoption of new accounting standards

The Company has adopted the following amendments to accounting standards, effective January 1, 2019. These changes were made in accordance with the applicable transitional provisions.

IFRS 16, Leases

In January 2016, the IASB issued IFRS 16, Leases (“IFRS 16”) which replaced the existing lease accounting guidance under IAS 17, Leases ("IAS 17") and IFRIC 4, Determining Whether an Arrangement Contains a Lease ("IFRIC 4"). Effective January 1, 2019, the Company adopted the requirements of IFRS 16, which requires lessees to recognize ROU assets and lease liabilities on the balance sheet for most leases, resulting in a corresponding increase in depreciation and interest expense. Furthermore, the adoption of IFRS 16 resulted in an increase in cash flows from operating activities, as most lease payments are now reflected as financing outflows in the consolidated statement of cash flows.

The Company elected to apply IFRS 16 using a modified retrospective approach by recognizing the cumulative effect of initially adopting IFRS 16 as an adjustment to opening retained earnings as at January 1, 2019. Therefore, the comparative period information has not been restated and continues to be reported under IAS 17 and IFRIC 4. The impact of adopting IFRS 16 and the changes to the Company's accounting policy for leasing are discussed below.

Accounting Policy Changes

Prior to January 1, 2019, the Company applied IFRIC 4 in determining whether a contract was, or contained, a lease by assessing if fulfillment of the contract was dependent on the use of a specific asset or assets and if the contract conveyed a right to use the asset or assets. Contracts determined to meet the above definition were classified as finance leases, with the assets held under the finance leases depreciated over their expected useful lives on the same basis as owned assets. The leased assets were measured at the lower of the fair value and the present value of the minimum lease payments at the inception of the lease, less accumulated depreciation and impairment losses. All other leases were classified as operating leases and accounted with IAS 17 Leases.

The above leasing policy was applied to contracts where leasing arrangements were completed in 2018. Any new or existing contracts containing leases that were still in force as at January 1, 2019 were re-assessed and accounted for in accordance with IFRS 16.

From January 1, 2019, the leasing policy discussed in note 3(l) was applied. Furthermore, the Company applied its incremental borrowing rate as the discount rate for any new leases identified as a result of IFRS 16 and elected to apply a single rate to a portfolio of leases with similar characteristics. Existing finance leases continued to be discounted applying the rate implicit in the lease.

Upon transition to IFRS 16, the Company has elected not to recognize ROU assets and lease liabilities for short-term leases with a remaining lease term of 12 months or less and leases of low-value assets. Lease payments associated with these leases are recognized as an expense on a straight-line basis over the lease term. In addition, the Company elected not to separate non-lease components for leases identified within drilling and propane supply contracts and will account for the lease and non-lease components as a single lease component. The Company will continue to elect these practical expedients going forward.

Impact on Financial Statements

On January 1, 2019, the Company recognized $31.8 million of ROU assets, of which $29.4 million represents leased assets previously recognized within plant and equipment under IAS 17, a net investment in sub-leases of $0.8 million and $3.2 million of additional lease liabilities, with the difference primarily recognized in retained earnings. Since the Company elected to recognize the ROU assets at an amount equal to the lease liabilities, adjusted for any prepaid or accrued lease payments, the impact to retained earnings was insignificant and reflects the net investment in sub-leases arising from the sub-leasing of office space.

The impact is summarized as follows:

ROU assets recognized as at January 1, 2019 upon adoption of IFRS 16	$2,353
Net investment in sub-leases	809
Lease obligations recognized as at January 1, 2019 upon adoption of IFRS 16	3,223
Other adjustments	29
Net decrease to opening retained earnings as at January 1, 2019	$90

The Company re-assessed the classification of its sub-leases previously classified as operating leases under IAS 17 and concluded that the sub-leases are finance lease assets, resulting in the recognition of a net investment in sub-leases on the consolidated statement of financial position as at January 1, 2019. The ROU assets and lease liabilities are presented within Mining Interests and Plant and Equipment and Lease Obligations, respectively.

The carrying amount of ROU assets and lease liabilities recognized on January 1, 2019 that were previously classified as finance leases under IAS 17 and continued to be assessed as leases under IFRS 16 were determined at the carrying amount of the lease assets and lease liabilities immediately before the transition to the new standard.

The Company recognized lease liabilities in relation to leases which had previously been classified as operating leases under IAS 17. These liabilities were measured at the present value of the remaining lease payments, discounted at the Company's incremental borrowing rate as at January 1, 2019. The weighted average incremental borrowing rate applied as at January 1, 2019 was 4.06%.

Operating lease commitments disclosed as at December 31, 2018	$8,442
Discounted using the incremental borrowing rate at January 1, 2019	8,075
Finance lease liabilities previously recognized as at December 31, 2018	22,224
Adjustment for contracts re-assessed as finance leases containing variable payments not included in lease liabilities	(1,783)
Adjustment for non-lease components contained within operating lease commitments	(1,508)
Recognition exemption for:
Short-term leases	(1,352)
Low-value items	(87)
Other adjustments	(122)
Lease obligations recognized as at January 1, 2019	$25,447

IFRIC 23, Uncertainty over Income Tax Treatments

On June 7, 2017, the IASB issued IFRIC Interpretations 23, Uncertainty over Income Tax Treatments ("IFRIC 23"). The Interpretation provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The Company adopted the Interpretation in its financial statements for the annual period beginning on January 1, 2019. The adoption of IFRIC 23 did not have a material impact on the Company's consolidated financial statements. Additional disclosure over the Company's evaluation of uncertainty over income tax treatments is provided in note 9.